UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings Statutory [Member] CNY (¥)	Retained Earnings Unrestricted [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2021	¥ 86,093	¥ 29,910,089	¥ 8,541,295	¥ 73,819,679	¥ (57,817)	¥ (66)	$ 16,761,587	¥ 112,299,273
Beginning balance, shares at Dec. 31, 2021	132,000,000
Net income				36,733,613		(63,030)	5,473,385	36,670,583
Statutory reserves			1,722,734	(1,722,734)
Foreign currency translation					623,643		93,084	623,643
Ending balance, value at Jun. 30, 2022	¥ 86,093	29,910,089	10,264,029	108,830,558	565,826	(63,096)	22,328,056	149,593,499
Ending balance, shares at Jun. 30, 2022	132,000,000
Beginning balance, value at Dec. 31, 2022	¥ 36,144	254,138,709	11,110,699	(65,500,622)	(3,182,525)	291,921	27,248,793	196,894,326
Beginning balance, shares at Dec. 31, 2022	50,812,035
Net income				(28,671,078)		(348,932)	(4,016,167)	(29,020,010)
Foreign currency translation					3,068,043		424,596	3,068,043
Ending balance, value at Jun. 30, 2023	¥ 36,144	¥ 254,138,709	¥ 11,110,699	¥ (94,171,700)	¥ (114,482)	¥ (57,011)	$ 23,657,222	¥ 170,942,359
Ending balance, shares at Jun. 30, 2023	50,812,035